Shareholder Report, Average Annual Return (Details)		3 Months Ended			12 Months Ended	13 Months Ended	26 Months Ended	27 Months Ended	33 Months Ended	37 Months Ended	45 Months Ended	51 Months Ended	57 Months Ended	60 Months Ended	65 Months Ended	95 Months Ended	101 Months Ended
		Aug. 31, 2026		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
PGIM Jennison Focused Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					11.36%						25.93%
PGIM Jennison Focused International Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					2.27%				9.14%
PGIM Jennison Focused Mid-Cap ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					9.32%				11.33%
PGIM Jennison Focused Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					29.50%						21.38%
PGIM Jennison U.S. Core Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent				4.89%
PGIM Portfolio Ballast ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					14.12%						13.35%
PGIM AAA CLO ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					4.89%					6.42%
PGIM AAA CLO Aggregate Duration ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent		(0.31%)
PGIM Active Aggregate Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					2.07%									(0.23%)	0.26%
PGIM ACTIVE HIGH YIELD BOND ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					4.42%									3.88%		5.50%
PGIM Corporate Bond 0-5 Year ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					3.07%	3.71%
PGIM Corporate Bond 5-10 Year ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					2.03%	2.95%
PGIM CORPORATE BOND 10+ YEAR ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					1.00%	1.32%
PGIM FLOATING RATE INCOME ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					5.77%							7.96%
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					4.43%			4.15%
PGIM SECURITIZED INCOME ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent		0.67%
PGIM SHORT DURATION HIGH YIELD ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					4.14%				6.83%
PGIM SHORT DURATION MULTI-SECTOR BOND ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					3.16%					5.59%
PGIM TOTAL RETURN BOND ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					2.12%								0.22%
PGIM ULTRA SHORT BOND ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					4.32%									4.30%			3.37%
PGIM ULTRA SHORT MUNICIPAL BOND ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Net Asset Value (NAV)
Average Annual Return, Percent					3.03%		3.70%
StandardPoors500IndexMember
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent	[1]			1.68%	20.38%				22.39%		20.05%
MSCI ACWI ex USA Index (ND) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI ACWI ex USA Index (ND)
Average Annual Return, Percent					27.35%				21.72%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		(0.68%)	[1]		1.89% [1]	2.87% [1]			4.36% [1]	3.75% [1]		2.09% [1]	(0.17%)	(0.29%) [1]	0.24%	1.92% [1]	1.79% [1]
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
Average Annual Return, Percent	[1]				4.12%		2.72%	3.31%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000 Growth Index
Average Annual Return, Percent					10.82%						22.91%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell Midcap Index
Average Annual Return, Percent					17.94%				18.75%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000 Value Index
Average Annual Return, Percent					29.72%						16.02%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000 Index
Average Annual Return, Percent				1.94%
Custom Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Custom Blended Index
Average Annual Return, Percent					12.67%						13.33%
JP Morgan CLOIE AAA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					JP Morgan CLOIE AAA Index
Average Annual Return, Percent		1.22%			5.03%					6.22%
Bloomberg US High Yield Very Liquid Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US High Yield Very Liquid Index
Average Annual Return, Percent					5.11%									3.97%		4.96%
Bloomberg US Corporate 0-5 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Corporate 0-5 Year Index
Average Annual Return, Percent					3.04%	3.72%
Bloomberg US Corporate 5-10 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Corporate 5-10 Year Index
Average Annual Return, Percent					1.93%	3.01%
Bloomberg US Corporate 10+ Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Corporate 10+ Year Index
Average Annual Return, Percent					0.89%	1.44%
S&P UBS Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P UBS Leveraged Loan Index
Average Annual Return, Percent					4.87%							7.62%
Bloomberg 1-15 Year Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg 1-15 Year Municipal Index
Average Annual Return, Percent					2.88%			3.53%
Bloomberg US Treasury 1-5 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Treasury 1-5 Year Index
Average Annual Return, Percent		0.19%
Bloomberg 1-3 Year High Yield Corporate 1% Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg 1-3 Year High Yield Corporate 1% Capped Index
Average Annual Return, Percent					4.71%				8.02%
Bloomberg US Government/Credit 1-3 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg US Government/Credit 1-3 Year Index
Average Annual Return, Percent					2.69%					4.51%
ICE BofA US 3-Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent					3.71%									3.65%			2.69%
Bloomberg 1 Year Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg 1 Year Municipal Bond Index
Average Annual Return, Percent					2.36%		3.21%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.